Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue for Major Markets

The following tables present revenue for five major markets for the years ending December 31, 2024, 2023 and 2022, respectively.

	December 31, 2024
Top Five International Markets:	Sales Amount (In USD)	As % of Sales
China	$19,575,794	64.61%
France	1,516,466	5.00%
Israel	909,207	3.00%
Nigeria	827,955	2.73%
U.K.	781,562	2.58%

	December 31, 2023
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$11,005,500	54.15%
Australia	1,558,935	7.67%
Poland	1,318,926	6.49%
U.K.	1,053,668	5.18%
Germany	1,016,250	5.00%

	December 31, 2022
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$18,033,220	67.02%
Poland	1,607,394	5.97%
Germany	1,217,732	4.53%
Canada	971,909	3.61%
U.K.	879,733	3.27%